F

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from	October 22, 2012 to November 21, 2012

Commission File Number of issuing entity:	333-130030-01, 333-169151-01, 333-144945-01, 333-181466

GE Capital Credit Card Master Note Trust
(Exact Name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-130030, 333-169151, 333-144945, 333-181466-01

RFS Holding, L.L.C.
(Exact Name of Registrant as Specified in its Charter)

GE Capital Retail Bank
(Exact Name of Sponsor as Specified in its Charter)

Delaware

(State or Other Jurisdiction of Incorporation or organization of the issuing entity)

57-1173164 (RFS Holding, L.L.C.) 20-0268039 (GE Capital Credit Card Master Note Trust)
(I.R.S. Employer Identification No.)

c/o General Electric Capital Corporation
777 Long Ridge Rd,Building B, 3rd Floor
Stamford, CT	06927
(Address of Principal Executive Office of the issuing entity)	(Zip Code)

(877) 441-5094
(Telephone Number, Including Area Code)

No Change

(Former Name or Former Address, if Changed Since Last Report)

Registered reporting pursuant to (check one)

	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
Title of Class
Series 2009-4, Class A	|__|	|__|	|_X_|	___________
Series 2010-1, Class A	|__|	|__|	|_X_|	___________
Series 2010-2, Class A	|__|	|__|	|_X_|	___________
Series 2010-3, Class A	|__|	|__|	|_X_|	___________
Series 2011-1, Class A	|__|	|__|	|_X_|	___________
Series 2011-1, Class B	|__|	|__|	|_X_|	___________
Series 2011-2, Class A	|__|	|__|	|_X_|	___________
Series 2011-2, Class B	|__|	|__|	|_X_|	___________
Series 2011-3, Class A	|__|	|__|	|_X_|	___________
Series 2011-3, Class B	|__|	|__|	|_X_|	___________
Series 2012-1, Class A	|__|	|__|	|_X_|	___________
Series 2012-1, Class B	|__|	|__|	|_X_|	___________
Series 2012-2, Class A	|__|	|__|	|_X_|	___________
Series 2012-2, Class B	|__|	|__|	|_X_|	___________
Series 2012-3, Class A	|__|	|__|	|_X_|	___________
Series 2012-3, Class B	|__|	|__|	|_X_|	___________
Series 2012-4, Class A	|__|	|__|	|_X_|	___________
Series 2012-4, Class B	|__|	|__|	|_X_|	___________
Series 2012-5, Class A	|__|	|__|	|_X_|	___________
Series 2012-5, Class B	|__|	|__|	|_X_|	___________
Series 2012-6, Class A	|__|	|__|	|_X_|	___________
Series 2012-6, Class B	|__|	|__|	|_X_|	___________
Series 2012-7, Class A	|__|	|__|	|_X_|	___________
Series 2012-7, Class B	|__|	|__|	|_X_|	___________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes _X__ No_____

PART I - Distribution Information.

Item 1. Distribution and Pool Performance Information.

The response to Item 1 is set forth herein and in Exhibits 99.1, 99.2, 99.3, 99.4, 99.5, 99.6, 99.7, 99.8, 99.9, 99.10, 99.11, 99.12, 99.13, 99.14 and the following tables.

A.	Composition of Trust Portfolio

The following tables summarize the trust portfolio by various criteria as of November 30, 2012 for each of the retailers included in the trust portfolio, except for the “Composition by FICO® Score” table, which reflects receivables balances as of November 30, 2012 and the composition of accounts by FICO® score as most recently refreshed.

Please note that numbers and percentages presented in the tables in this section may not sum to the totals presented due to rounding.

For purpose of the tables in this section:

•	Total Receivables Outstanding is the sum of principal receivables and finance charge receivables (which includes fee receivables) included in the trust portfolio in the period indicated.

•	Accounts is the number of accounts included in the trust portfolio as of the date or in the period indicated.

Composition by Retailer

Retailer	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
JCPenney	$4,202,544,878	21.1%	12,474,442	33.6%
Lowe’s	3,340,061,728	16.8%	3,422,031	9.2%
Wal-Mart (1)	2,829,586,489	14.2%	3,318,592	8.9%
Sam’s Club(1)	2,229,012,117	11.2%	3,684,026	9.9%
Sam’s Club Dual Card	2,111,528,127	10.6%	1,874,234	5.1%
Gap Family Dual Card(2)	1,672,372,888	8.4%	2,677,855	7.2%
Belk	914,540,592	4.6%	2,693,966	7.3%
Gap(3)	746,507,056	3.7%	3,404,291	9.2%
Dillard’s	611,432,152	3.1%	989,922	2.7%
Chevron	575,593,033	2.9%	1,785,146	4.8%
JCPenney Dual Card	249,478,391	1.3%	186,404	0.5%
Other	429,841,120	2.2%	592,089	1.6%
Total	$19,912,498,571	100.0%	37,102,998	100.0%

(1)	Sam’s Club and Wal-Mart are affiliated retailers. Sam’s Club cards may also be used at Wal-Mart locations, and Wal-Mart cards may be used at Sam’s Club locations if the cardholder belongs to the club. Figures shown here are based on which retailer is identified on the card, not where the purchase was made.

(2)	Figures presented for Gap Family Dual Card include Old Navy Dual Card, Gap Dual Card and Banana Republic Dual Card, which are affiliated retailers. Each of these retailers’ cards may be used at the locations of the other two.

(3)	Figures presented for Gap include Old Navy, Gap and Banana Republic, which are affiliated retailers. Each of these retailers’ cards may be used at the locations of the other two.

Composition by Account Balance

Account Balance Range	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
Credit Balance	$(20,450,993)	-0.1%	447,955	1.2%
No Balance	—	0.0%	14,548,483	39.2%
$0.01-$500.00	2,134,934,981	10.7%	12,114,125	32.6%
$500.01-$1,000.00	2,785,541,933	14.0%	3,842,335	10.4%
$1,000.01-$2,000.00	4,684,256,755	23.5%	3,291,219	8.9%
$2,000.01-$3,000.00	3,301,303,427	16.6%	1,357,708	3.7%
$3,000.01-$4,000.00	2,219,579,203	11.1%	642,940	1.7%
$4,000.01-$5,000.00	1,756,142,731	8.8%	391,817	1.1%
$5,000.01-$6,000.00	1,225,393,411	6.2%	224,926	0.6%
$6,000.01-$7,000.00	715,494,086	3.6%	110,942	0.3%
$7,000.01-$8,000.00	446,568,585	2.2%	59,981	0.2%
$8,000.01-$9,000.00	288,669,051	1.4%	34,114	0.1%
$9,000.01-$10,000.00	216,174,939	1.1%	22,806	0.1%
$10,000.01-$15,000.00	143,356,506	0.7%	12,822	0.0%
$15,000.01-$20,000.00	10,662,215	0.1%	631	0.0%
$20,000.01 or more	4,871,739	0.0%	194	0.0%
Total	$19,912,498,571	100.0%	37,102,998	100.0%

Composition by Credit Limit

Credit Limit Range	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
$0.01-$500.00	$414,954,354	2.1%	4,025,119	10.8%
$500.01-$1,000.00	1,190,489,962	6.0%	4,527,495	12.2%
$1,000.01-$2,000.00	2,864,272,239	14.4%	10,366,480	27.9%
$2,000.01-$3,000.00	2,956,519,640	14.8%	6,593,395	17.8%
$3,000.01-$4,000.00	2,239,852,872	11.2%	3,511,686	9.5%
$4,000.01-$5,000.00	2,391,869,677	12.0%	2,648,951	7.1%
$5,000.01-$6,000.00	2,058,116,509	10.3%	1,531,413	4.1%
$6,000.01-$7,000.00	1,488,393,660	7.5%	1,066,688	2.9%
$7,000.01-$8,000.00	1,452,636,670	7.3%	1,044,803	2.8%
$8,000.01-$9,000.00	876,216,967	4.4%	494,758	1.3%
$9,000.01-$10,000.00	1,620,827,631	8.1%	1,105,652	3.0%
$10,000.01 or more	358,348,390	1.8%	186,558	0.5%
Total	$19,912,498,571	100.0%	37,102,998	100.0%

Composition by Account Age

Age	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
Up to 6 Months	$405,509,876	2.0%	1,587,257	4.3%
6 Months to 12 Months	510,662,738	2.6%	1,356,102	3.7%
Over 12 Months to 24 Months	1,354,866,355	6.8%	3,031,010	8.2%
Over 24 Months to 36 Months	1,576,443,105	7.9%	2,895,710	7.8%
Over 36 Months to 48 Months	1,547,224,576	7.8%	2,791,868	7.5%
Over 48 Months to 60 Months	1,788,844,934	9.0%	2,707,676	7.3%
Over 60 Months to 72 Months	1,809,069,543	9.1%	2,825,292	7.6%
Over 72 Months to 84 Months	1,455,222,691	7.3%	2,276,272	6.1%
Over 84 Months to 96 Months	1,670,315,008	8.4%	2,274,855	6.1%
Over 96 Months to 108 Months	1,053,657,955	5.3%	1,816,468	4.9%
Over 108 Months to 120 Months	788,595,586	4.0%	1,468,999	4.0%
Over 120 Months	5,952,086,204	29.9%	12,071,489	32.5%
Total	$19,912,498,571	100.0%	37,102,998	100.0%

Except for the applicable states listed below, no state accounted for more than 5% of the number of accounts or 5% of the total receivables balances, as applicable, as of November 30, 2012 for each of the retailers included in the trust portfolio.

Composition by Billing Address

State	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
Texas	$2,015,842,235	10.1%	3,288,294	8.9%
California	1,672,826,271	8.4%	3,577,980	9.6%
Florida	1,317,967,722	6.6%	2,440,425	6.6%
North Carolina	1,003,988,407	5.0%	1,745,330	4.7%
New York	920,796,861	4.6%	1,997,670	5.4%
Other	12,981,077,075	65.2%	24,053,299	64.8%
Total	$19,912,498,571	100.0%	37,102,998	100.0%

Composition by Delinquency Status

Aging Status	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
Current, Credit and Zero Balance	$18,361,019,585	92.2%	35,732,818	96.3%
1-29 Days	786,141,456	3.9%	818,272	2.2%
30-59 Days	242,181,821	1.2%	197,338	0.5%
60-89 Days	178,794,503	0.9%	130,078	0.4%
90-119 Days	137,256,731	0.7%	92,127	0.2%
120-149 Days	112,065,131	0.6%	72,001	0.2%
150 or More Days	95,039,344	0.5%	60,364	0.2%
Total	$19,912,498,571	100.0%	37,102,998	100.0%

Composition by FICO® Score

A FICO® score is a measurement derived from a proprietary credit scoring method owned by Fair Isaac Corporation to determine the likelihood that credit users will pay their credit obligations in accordance with the terms of their accounts. Although Fair Isaac Corporation discloses only limited information about the variables it uses to assess credit risk, those variables likely include, but are not limited to, debt level, credit history, payment patterns (including delinquency experience), and level of utilization of available credit. FICO® scores range from 300 to 850, and a borrower with a higher score is statistically expected to be less likely to default in payment than a borrower with a lower score. FICO® scores for any one individual may be determined by up to three independent credit bureaus. In determining whether to grant credit to a potential account holder, the bank uses a FICO® score as reported by one of the three major credit bureaus. Therefore, certain FICO® scores for an individual account holder based upon information collected by other credit bureaus could be different from the FICO® score used by the bank.

FICO® scores are based on independent, third-party information, the accuracy of which we cannot verify. FICO® scores were not developed specifically for use in connection with credit card accounts, but for consumer credit products in general. The bank does not use standardized credit scores, such as a FICO® score, alone to determine the credit limit or other terms that are approved or applied on an account. Rather, each application is scored based on the applicant’s credit bureau report using industry and proprietary credit models and bankruptcy scorecards. See “The Sponsor — Account Origination” in the accompanying prospectus.

FICO® scores of an individual may change over time, depending on the conduct of the individual, including the individual’s usage of his or her available credit, and changes in credit score technology used by Fair Isaac Corporation. To the extent available, FICO® scores are generally obtained at origination of the account and at least quarterly thereafter. Because the composition of the accounts designated for the trust may change over time, this table is not necessarily indicative of FICO® scores at origination of the accounts or the composition of the accounts in the trust at any specific time thereafter.

The following table reflects receivables as of November 30, 2012, and the composition of accounts by FICO® score as most recently refreshed:

Composition by FICO® Score

FICO® Credit Score Range(1)	Total Receivables Outstanding	Percentage of Total Receivables Outstanding
Less than or equal to 599	$1,810,952,318	9.1%
600 to 659	4,172,355,371	21.0%
660 to 719	7,549,233,075	37.9%
720 and above	6,283,675,390	31.6%
No Score	96,282,417	0.5%
Total	$19,912,498,571	100.0%

________

(1)	FICO® is a federally registered trademark of Fair Isaac Corporation.

B.	Receivables Performance

The following Cardholder Monthly Payment Rates table sets forth the highest and lowest cardholder monthly payment rates on the credit card accounts in the trust portfolio during any monthly period for the eleven months ended November 21, 2012 in each case calculated as a percentage of the principal receivables outstanding as of the first day of each monthly period during the period indicated. Because the future composition and performance of the trust portfolio will change over time, the table below is not indicative of the composition or performance of the trust portfolio at any subsequent time.

Cardholder Monthly Payment Rates

Eleven Months Ended November 21, 2012
Lowest Month	13.01%
Highest Month	15.40%
Monthly Average	14.25%

The Payment Status table in this section shows the average for all billing cycles in the period indicated of the payments made on the receivables that fall within each of the following categories: (1) less than minimum payment, (2) minimum payment, (3) greater than minimum payment, but less than full payment and (4) full payment or greater than full payment. For any billing cycle, the percentage of payments in each category is calculated by dividing the number of accounts with payments in that category by the total amount of all accounts that were required to make payments on the receivables.

Payment Status

Percentage of Accounts
Eleven Billing Cycles Ended in November 30, 2012
Less than Minimum Payment	10.65%
Minimum Payment	15.87%
Greater Than Minimum Payment, Less than Full Payment	42.59%
Full Payment or Greater than Full Payment	30.90%

The following table sets forth the loss experience for cardholder payments on the credit card accounts in the trust portfolio for the period shown. We cannot assure you that the future loss experience for the trust portfolio will be similar to historical experience set forth below.

Loss Experience
(Dollars in Thousands)

Eleven Months Ended November 21,
2012
Average Principal Receivables Outstanding	$17,602,602
Gross Principal Charge-Offs	$1,124,830
Gross Principal Charge-Offs as a percentage of Average Principal Receivables Outstanding (annualized)	6.97%
Less: Recoveries	$174,883
Net Principal Charge-Offs	$949,947
Net Principal Charge-Offs as a percentage of Average Principal Receivables Outstanding (annualized)	5.89%
Gross Charge-Off Accounts	950,590
Average Accounts Outstanding	36,360,247
Gross Charge-Offs as a Percentage of Average Accounts Outstanding (annualized)	2.85%

Receivables Delinquency Experience
(Dollars in Thousands)

	As of November 21,
	2012
	Receivables	Percentage of Receivables Outstanding
Receivables Outstanding	$19,557,221
Receivables Delinquent:
30-59 Days	241,682	1.24%
60-89 Days	178,217	0.91%
90-119 Days	133,597	0.68%
120-149 Days	111,491	0.57%
150-179 Days	90,753	0.46%
180 or more Days	5	0.00%
Total	$755,745	3.86%

The net revenues collected from finance charges and fees related to accounts in the trust portfolio for each of the periods shown are set forth in the following table. Fees include late fees, pay by phone fees, over limit fees, balance transfer fees, cash advance fees and returned check fees. We cannot assure you that the future revenue experience for the receivables in the trust portfolio will remain similar to the historical experience set forth below.

Revenue Experience
(Dollars in Thousands)

Eleven Months Ended November 21
2012
Average Principal Receivables Outstanding	$17,602,602
Collected Finance Charges and Fees	$3,998,875
Collected Finance Charges and Fees as a percentage of Average Principal Receivables Outstanding (annualized)	24.78%

C.	Compliance with Underwriting Criteria

The information set forth under the headings “Review of Pool Asset Disclosure” and “Compliance with Underwriting Criteria” in the Prospectus Supplement, dated as of October 10, 2012 (and filed on October 11, 2012) (the “Prospectus Supplement”) has not materially changed.  The following information supplements such previously filed information:

•	Approximately 9% of all accounts reviewed by the Credit Solutions group went through a re-evaluation process between July 1, 2010 and September 30, 2012.

•	66,312 credit line decisions relating to accounts in the trust portfolio, including new origination and adjustments to existing credit lines, were received by the Credit Solutions group between July 1, 2010 and September 30, 2012.

•	Based on a review of the credit line decisions made by the Credit Solutions group between July 1, 2010 and September 30, 2012 for accounts in the trust portfolio, 708 credit line decisions were identified as exceptions to the underwriting guidelines disclosed in the Prospectus Supplement and the accompanying prospectus. Of these 708 credit line decisions, the vast majority were granted at or under the designated maximum level permitted by the operating procedures, however such accounts were found to deviate from the disclosed underwriting guidelines for the sole reason that they lacked requisite manager pre-approval. The remainder of the exceptions were determined to be exceptions because the credit lines were found to be above the maximum level permitted by the operating procedures for those accounts. The aggregate principal balance of all trust accounts for which exceptions were identified represents less than 0.01% of the aggregate principal balance of the transferred receivables.

D.	Repurchase of Receivables

No assets securitized by RFS Holding, L.L.C. (the “Securitizer”) and held by GE Capital Credit Card Master Note Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period October 22, 2012 through November 21, 2012. The most recent Form ABS-15G filed by the Securitizer was filed on February 13, 2012. The CIK number of the Securitizer is 0001226006.

PART II - Other Information

Item 8 Other Information.

Trust Performance
	Nov-12	Oct-12	Sep-12	3-Month Avg
Gross Trust Yield	27.27%	26.13%	27.79%	27.06%
Gross Charge-Off Rate	6.95%	6.27%	6.45%	6.56%
Trust excess spread percentage	16.98%	16.56%	18.00%	17.19%
Payment Rate	14.34%	13.01%	14.63%	14.00%

Delinquency Data
1-29 Days Delinquent	3.83%	3.70%	4.32%	3.95%
30-59 Days Delinquent	1.24%	1.28%	1.27%	1.26%
60-89 Days Delinquent	0.91%	0.87%	0.87%	0.89%
90-119 Days Delinquent	0.68%	0.67%	0.68%	0.68%
120-149 Days Delinquent	0.57%	0.57%	0.55%	0.56%
150-179 Days Delinquent	0.46%	0.46%	0.48%	0.47%
180 or Greater Days Delinquent	0.00%	0.00%	0.00%	0.00%

BOP Principal Receivables ($B)	$18.0	$17.8	$17.1	$17.6

Item 9 Exhibits.

Exhibit No.	Document Description

99.1	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2009-4, for December 17, 2012 Payment Date.
99.2	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2010-1, for December 17, 2012 Payment Date.
99.3	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2010-2, for December 17, 2012 Payment Date.
99.4	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2010-3, for December 17, 2012 Payment Date.
99.5	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2011-1, for December 17, 2012 Payment Date.
99.6	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2011-2, for December 17, 2012 Payment Date.
99.7	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2011-3, for December 17, 2012 Payment Date.
99.8	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2012-1, for December 17, 2012 Payment Date.
99.9	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2012-2, for December 17, 2012 Payment Date.
99.10	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2012-3, for December 17, 2012 Payment Date.
99.11	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2012-4, for December 17, 2012 Payment Date.
99.12	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2012-5, for December 17, 2012 Payment Date.
99.13	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2012-6, for December 17, 2012 Payment Date.
99.14	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2012-7, for December 17, 2012 Payment Date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

RFS Holding, L.L.C., as depositor

Dated: December 17, 2012	By: /s/ Joseph Ressa
Name: Joseph Ressa
Title: Vice President

INDEX TO EXHIBITS

Exhibit No.	Document Description

99.1	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2009-4, for December 17, 2012 Payment Date.
99.2	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2010-1, for December 17, 2012 Payment Date.
99.3	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2010-2, for December 17, 2012 Payment Date.
99.4	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2010-3, for December 17, 2012 Payment Date.
99.5	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2011-1, for December 17, 2012 Payment Date.
99.6	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2011-2, for December 17, 2012 Payment Date.
99.7	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2011-3, for December 17, 2012 Payment Date.
99.8	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2012-1, for December 17, 2012 Payment Date.
99.9	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2012-2, for December 17, 2012 Payment Date.
99.10	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2012-3, for December 17, 2012 Payment Date.
99.11	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2012-4, for December 17, 2012 Payment Date.
99.12	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2012-5, for December 17, 2012 Payment Date.
99.13	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2012-6, for December 17, 2012 Payment Date.
99.14	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2012-7, for December 17, 2012 Payment Date.